UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 05/31/14

Item 1.  Reports to Stockholders.

Witherspoon Managed Futures Strategy Fund

    Class A Shares: CTAAX

    Class I Shares: CTAIX

Semi-Annual Report

May 31, 2014

1-855-754-7934

Distributed by Northern Lights Distributors, LLC

Member FINRA

Witherspoon Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

May 31, 2014

The Fund’s performance figures* for the period ended May 31, 2014, compared to its benchmark:

Six Months		One year	Inception**- May 31,2014
Witherspoon Managed Futures Strategy Fund – Class A	(1.88)%	(6.01)%	(4.58)%
Witherspoon Managed Futures Strategy Fund – Class A with load	(7.50)%	(11.43)%	(8.63)%
Witherspoon Managed Futures Strategy Fund – Class I	(1.78)%	(5.81)%	(4.43)%
Barclays BTOP50 Index	(1.36)%	(0.49)%	0.81%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses after fee waiver are 2.08% for Class A shares and 1.83% for Class I shares per the March 31, 2014, prospectus. The Fund’s gross annual operating expenses are 3.36% for Class A shares and 3.11% for Class C shares. For performance information current to the most recent month-end, please call toll-free 1-855-754-7934.

** Inception date is January 18, 2013.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2014 there are 20 funds in the BTOP50 Index.

          The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds	46.1%
Money Market Fund	29.4%
U.S. Treasury	10.2%
Other, Cash & Cash Equivalents	14.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for more detailed analysis of the Fund’s holdings.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 46.1%
	DEBT FUNDS - 46.1%
21,336	iShares Barclays 1-3 Year Credit Bond ETF	$ 2,256,069
7,000	iShares Floating Rate Bond ETF	354,970
4,000	PIMCO Enhanced Short Maturity ETF	405,680
71,000	SPDR Barclays Short Term Corporate Bond ETF	2,189,995
12,000	SPDR Blackstone / GSO Senior Loan ETF	597,600
14,000	Vanguard Intermediate-Term Corporate Bond ETF	1,213,240
27,000	Vanguard Short-Term Bond ETF	2,172,150
32,000	Vanguard Short-Term Corporate Bond ETF	2,575,680
28,000	Vanguard Short-Term Government Bond ETF	1,708,560
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,457,468)	13,473,944

	SHORT-TERM INVESTMENTS - 39.6%
	MONEY MARKET FUND - 29.4%
8,583,657	AIM STIT Liquid Assets Portfolio, to yield 0.01% * +	8,583,657

Principal ($)
	U.S. TREASURY - 10.2%
1,000,000	United States Treasury Bill due 6/24/2014, 0.035%	999,979
1,000,000	United States Treasury Bill due 8/21/2014, 0.090%	999,978
1,000,000	United States Treasury Note due 7/31/2014, 0.125%	1,000,078
		3,000,035

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,583,824)	11,583,692

	TOTAL INVESTMENTS - 85.7% (Cost $25,041,292) (a)	$ 25,057,636
	OTHER ASSETS LESS LIABILITIES - 14.3%	4,170,016
	NET ASSETS - 100.0%	$ 29,227,652

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $25,946,154 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 31,959
	Unrealized depreciation:	(920,477)
	Net unrealized depreciation:	$ (888,518)
* All or a portion of this security is a holding of the Witherspoon Fund Ltd.
+ Money market fund; interest rate reflects seven-day effective yield on May 31, 2014.

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2014

SWAP CONTRACT	Unrealized Gain/(Loss)

The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the Witherspoon Index, a proprietary index of the London Branch of Deutsche Bank AG.  The Witherspoon Index features a basket of commodity trading advisor (“CTA”) programs selected by Witherspoon Asset Management LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform.  The Witherspoon Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists.  According to the terms of the swap, Witherspoon Asset Management LLC can modify the Witherspoon Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Witherspoon Index, or by adding, deleting, or re-weighting the constituent CTA programs.  The swap became effective on February 15, 2013 and has a term of five years therefrom unless terminated earlier. (Notional Value $28,516,849)

Total Net Unrealized Loss on Swap Contract	$ (1,348,455)

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014

ASSETS
Investment in Securities (cost $25,041,292)	$ 25,057,636
Cash Deposits with Broker	5,648,000
Receivable for Fund shares sold	14,503
Dividends and Interest receivable	650
Prepaid expenses and other assets	13,836
TOTAL ASSETS	30,734,625

LIABILITIES
Unrealized depreciation on swap contracts	1,348,455
Payable for closed swap transaction	109,310
Payable for Fund shares repurchased	21,706
Investment advisory fees payable	12,597
Fees payable to other affiliates	2,372
Distribution (12b-1) fees payable	59
Accrued expenses and other liabilities	12,474
TOTAL LIABILITIES	1,506,973
NET ASSETS	$ 29,227,652

Net Assets Consist Of:
Paid in capital	$ 31,002,241
Undistributed net investment loss	(373,145)
Accumulated net realized loss from security transactions and swap contracts	(69,333)
Net unrealized depreciation of investments and swap contracts	(1,332,111)
NET ASSETS	$ 29,227,652

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 286,104
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	30,488
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.38
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 9.95

Class I Shares:
Net Assets	$ 28,941,548
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,077,447
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.40

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014

INVESTMENT INCOME
Dividend Income	$ 89,835
Interest Income	949
Less: Foreign withholding taxes	(20)
TOTAL INVESTMENT INCOME	90,764

EXPENSES
Investment advisory fees	201,857
Distribution (12b-1) Fees:
Class A	407
Transfer agent fees	65,379
Administrative services fees	21,720
Registration fees	19,810
Legal fees	17,282
Accounting services fees	16,841
Compliance officer fees	9,342
Audit fees	8,421
Printing and postage expenses	4,927
Custodian fees	2,976
Trustees fees and expenses	1,732
Insurance expense	1,290
Non 12b-1 shareholder servicing	299
Other expenses	3,811
TOTAL EXPENSES	376,094

Less: Fees waived by the Adviser	(124,911)

NET EXPENSES	251,183
NET INVESTMENT LOSS	(160,419)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	26,653
Distributions of realized gains from underlying investment companies	19,682
Swap contracts	(3,500)
42,835

Net change in unrealized appreciation (depreciation) of:
Security transactions	25,556
Swap contracts	(398,277)
(372,721)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(329,886)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (490,305)

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	May 31, 2014	November 30,
	(Unaudited)	2013**
FROM OPERATIONS
Net investment loss	$ (160,419)	$ (212,726)
Net realized gain (loss) from security transactions and swap contracts	23,153	(112,628)
Distributions of capital gains from underlying investment companies	19,682	460
Net change in unrealized depreciation of investments and swap contracts	(372,721)	(959,390)
Net decrease in net assets resulting from operations	(490,305)	(1,284,284)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	64,640	622,337
Class I	4,200,300	35,724,592
Redemption fee proceeds:
Class A	-	1
Class I	-	3,462
Payments for shares redeemed:
Class A	(200,618)	(166,006)
Class I	(4,669,835)	(4,576,632)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(605,513)	31,607,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,095,818)	30,323,470

NET ASSETS
Beginning of Period	30,323,470	-
End of Period *	$ 29,227,652	$ 30,323,470
*Includes undistributed net investment loss of:	$ (373,145)	$ (212,726)

SHARE ACTIVITY
Class A:
Shares Sold	6,895	62,164
Shares Redeemed	(21,248)	(17,323)
Net increase (decrease) in shares of beneficial interest outstanding	(14,353)	44,841

Class I:
Shares Sold	446,167	3,600,173
Shares Redeemed	(493,905)	(474,988)
Net increase (decrease) in shares of beneficial interest outstanding	(47,738)	3,125,185

** The Witherspoon Managed Futures Strategy Fund commenced operations on January 18, 2013.

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A			Class I
	Six Months Ended	Period Ended		Six Months Ended	Period Ended
	May 31, 2014	November 30,		May 31, 2014	November 30,
	(Unaudited)	2013 (1)		(Unaudited)	2013 (1)
Net asset value, beginning of period	$ 9.56	$ 10.00		$ 9.57	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)	(0.11)		(0.05)	(0.09)
Net realized and unrealized
loss on investments	(0.13)	(0.33)		(0.12)	(0.34)
Total from investment operations	(0.18)	(0.44)		(0.17)	(0.43)

Paid-in-Capital From Redemption Fees	-	0.00	(3)	-	0.00	(3)

Net asset value, end of period	$ 9.38	$ 9.56		$ 9.40	$ 9.57

Total return (4)(8)	(1.88)%	(4.40)%		(1.78)%	(4.30)%

Net assets, at end of period (000s)	$ 286	$ 429		$ 28,942	$ 29,895

Ratio of gross expenses to average
net assets (5)(6)(7)	2.84%	3.27%		2.59%	3.02%
Ratio of net expenses to average
net assets (6)(7)	1.99%	1.99%		1.74%	1.74%
Ratio of net investment loss
to average net assets (6)(7)(9)	(1.18)%	(1.38)%		(0.97)%	(1.13)%

Portfolio Turnover Rate (8)	1%	34%		1%	34%

(1)	The Witherspoon Managed Futures Strategy Fund commenced operations on January 18, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.
(9)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to consolidated financial statements.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

1.

ORGANIZATION

The Witherspoon Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks positive long-term absolute returns. The Fund commenced operations on January 18, 2013.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

May 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The Fund segregates liquid securities having a value at least equal to the

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of May 31, 2014, the net change in unrealized depreciation on the swap contract was $398,277. For the six months ended May 31, 2014, the Fund had realized loss of $3,500 from swap contracts.

Consolidation of Subsidiary – Witherspoon Fund Limited (WFL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of WFL, which is a wholly-owned and controlled foreign subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investment in the CFCs is as follows:

For tax purposes, WFL is an exempted Cayman investment company.  WFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, WFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, WFL’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2013 (none), or expected to be taken in the Fund’s 2014 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended May 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $152,060 and $1,601,653, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Witherspoon Asset Management, LLC (the “Fund Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of average daily net assets. For the six months ended May 31, 2014, the Adviser earned advisory fees of $201,857.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses,

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.99% per annum of Class A average daily net assets, and 1.74% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.99% and 1.74% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% and 1.74% of average daily net assets for Class A and Class I, respectively. If the Operating Expenses attributable to the Class A and Class I shares subsequently exceed 1.99% and 1.74% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2014, the Fund waived expenses of $124,911.

As of May 31, 2014, the Adviser has $238,527 of waived/reimbursed expenses that may be recovered no later than November 30, 2016.

Distributor-  The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rate of 0.25% of the average daily net assets attributable to Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the six months ended May 31, 2014, the Distributor received $0 from front-end sales charges of which $0 was retained by the underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days, effective March 1, 2013 the Fund will not charge a redemption fee on Class A and Class I shares redeemed within 30 days of purchase.  The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended May 31, 2014, the Fund assessed $0 in redemption fees.

6.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of its assets in AIM STIT Liquid Assets Portfolio. The Fund may redeem its investment from the AIM STIT Liquid Assets Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the AIM STIT Liquid Assets Portfolio. The financial statements of the AIM STIT Liquid Assets Portfolio may invest in Certificates of Deposit, Commercial Paper, Repurchase agreements, US Government and Agency Debt, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2014 the percentage of the Fund’s net assets invested in the AIM STIT Liquid Assets Portfolio was 29.4%.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Fund’s wholly owned subsidiary.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)(Unaudited)

May 31, 2014

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $212,778.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Witherspoon Managed Futures Strategy Fund

EXPENSE EXAMPLES

May 31, 2014 (Unaudited)

As a shareholder of Witherspoon Managed Futures Strategy Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 through May 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period* 12/1/13– 5/31/14	Expense Ratio During Period** 12/1/13– 5/31/14
Class A	$1,000.00	$981.20	$9.83	1.99%
Class I	1,000.00	982.20	8.60	1.74

Hypothetical (5% return before expenses)	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period* 12/1/13– 5/31/14	Expense Ratio During Period** 12/1/13– 5/31/14
Class A	$1,000.00	$1,015.01	$10.00	1.99%
Class I	1,000.00	1,016.26	8.75	1.74

*  Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) days for each Fund’s divided by the number of days in the fiscal year (365).

**Annualized.

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2014

Factors Considered by the Trustees in approval of AN INVESTMENT ADVISORY Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on November 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Witherspoon Managed Futures Strategy Fund  (the “Fund”) and Witherspoon Asset Management, LLC (“Witherspoon Asset Management”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to Witherspoon Asset Management (including due diligence questionnaires completed by Witherspoon Asset Management, Witherspoon Asset Management’s Forms ADV, select financial information of Witherspoon Asset Management, bibliographic information regarding Witherspoon Asset Management’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Witherspoon Asset Management, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  During the discussions with Witherspoon Asset Management, the Board reviewed materials provided by Witherspoon Asset Management related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Witherspoon Asset Management’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Witherspoon Asset Management’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representative of Witherspoon Asset Management with respect to a series of important questions, including whether Witherspoon Asset Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Witherspoon Asset Management has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Witherspoon Asset Management of its practices for monitoring compliance with each Fund’s investment limitations, noting that Witherspoon Asset Management’s CCO will periodically review the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under Witherspoon Asset Management’s compliance program. The Board then reviewed the capitalization of

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

May 31, 2014

Witherspoon Asset Management based on financial information and other materials provided by Witherspoon Asset Management and discussed such materials with Witherspoon Asset Management. The Board concluded that Witherspoon Asset Management was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Board also concluded that Witherspoon Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Witherspoon Asset Management were satisfactory and reliable.

Performance.  Board noted that Witherspoon Asset Management and Witherspoon were newly formed and that Witherspoon Asset Management does not manage any other fund or separate account in the same strategy as Witherspoon.  Accordingly, the Board was not able to consider the past performance of Witherspoon Asset Management in its evaluation.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Witherspoon Asset Management, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Witherspoon Asset Management with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to Witherspoon Asset Management or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Witherspoon Asset Management had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 1.74%, 2.74% and 1.99% of the Fund’s average net assets, for Class A, Class I, Class C and Class N Shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.   The Board noted that Witherspoon proposed to charge the Fund an advisory fee at an annual rate of 1.40% based on the average net assets the Fund.   The Board concluded that, based on Witherspoon Asset Management’s experience and expertise, and the services to be provided by Witherspoon Asset Management to the Fund, the fees to be charged by Witherspoon Asset Management were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Witherspoon Asset Management with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Witherspoon Asset Management provided by Witherspoon Asset Management.  With respect to Witherspoon Asset Management, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Witherspoon Asset Management’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Witherspoon Asset Management’s expectations for growth of the Fund and concluded that the start-up phase of the fund may be too soon to properly evaluate all of the economies of scale.  The Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Witherspoon Asset Management as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Privacy Policy

                                               Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

NorthStar Holdings, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7934 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7934.

INVESTMENT ADVISOR

Witherspoon Asset Management LLC

15 Chambers Street

Princeton, New Jersey 08542

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

08/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

08/11/14

By (Signature and Title)

/s/ Erik Naviloff

    Erik Naviloff, Treasurer

Date

08/11/14